Staff Retirement Plans - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Defined Contribution Plan Disclosure [Line Items]
Minimum service duration to be eligible to Mandatory Provident Fund	60 days
Contribution made to Mandatory Provident Fund, based on staff's relevant income					5.00%	5.00%
Maximum contribution per employee to Mandatory Provident Fund					$ 30,000
Percentage of employer contributions for which staff are entitled					100.00%	100.00%
Cost of employer contribution	$ 570	$ 590	$ 630	$ 720		$ 40	$ 400
Minimum | Local Governments of Shenzhen, Dongguan, Wuxi and Shanghai
Defined Contribution Plan Disclosure [Line Items]
Percentage of salary required for contribution					13.00%	13.00%
Maximum | Local Governments of Shenzhen, Dongguan, Wuxi and Shanghai
Defined Contribution Plan Disclosure [Line Items]
Percentage of salary required for contribution					(16.00%)	(16.00%)